Accounts Payable and Accrued Expense (Details) - Schedule of Company's Accounts Payable and Accrued Expenses - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Company
Legal accrual	$ 5,534,483	$ 1,705,049
Other payables and expenses	134,866	161,943
Total accounts payable and accrued expenses	$ 5,669,349	$ 1,866,992